Notes to the consolidated statements of income - Net operating loss carryforwards (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure
Net operating loss carryforwards	€ 826,241	€ 527,673
Unused tax losses for which no deferred tax asset recognized	531,231	282,275
Deferred tax liabilities of foreign subsidiaries	11,972	8,759
Undistributed earnings of foreign subsidiaries for which no deferred tax recognized	€ 8,945,633	9,563,193
Percentage of dividends and capital gain tax free	95.00%
Less than 1 year
Income Tax Disclosure
Net operating loss carryforwards	€ 19,274	14,422
Later Than One Year And Not Later Than Two Years
Income Tax Disclosure
Net operating loss carryforwards	14,979	13,972
Later Than Two Years And Not Later Than Three Years
Income Tax Disclosure
Net operating loss carryforwards	27,238	21,400
Later Than Three Years And Not Later Than Four Years
Income Tax Disclosure
Net operating loss carryforwards	50,856	40,610
Later Than Four Years And Not Later Than Five Years
Income Tax Disclosure
Net operating loss carryforwards	75,953	59,632
Later Than Five Years And Not Later Than Six Years
Income Tax Disclosure
Net operating loss carryforwards	28,295	25,465
Later Than Six Years And Not Later Than Seven Years
Income Tax Disclosure
Net operating loss carryforwards	53,910	5,826
Later Than Seven Years And Not Later Than Eight Years
Income Tax Disclosure
Net operating loss carryforwards	2,999	4,484
Later Than Eight Years And Not Later Than Nine Years
Income Tax Disclosure
Net operating loss carryforwards	1,672	2,520
Later than nine years
Income Tax Disclosure
Net operating loss carryforwards	131,039	47,494
Without expiration date
Income Tax Disclosure
Net operating loss carryforwards	€ 420,026	€ 291,848